Nature of Operations (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Nature of Operations
Nature of Operations
1. Nature of Operations
Passage Bio, Inc., referred to herein collectively with its wholly owned subsidiary as the Company, a Delaware corporation incorporated in July 2017, is a clinical stage genetic medicines company that historically focused on improving the lives of patients with neurodegenerative diseases through the development and advancement of cutting-edge, one-time therapies designed to target critical underlying pathologies in these conditions. The Company has determined to wind-down its gene therapy programs and, as described in the section titled “Recent Developments,” on June 24, 2026, the Company entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement, with Remix Therapeutics, Inc., or Remix, a Delaware corporation. In connection with the wind-down, the Company terminated its development services and clinical supply arrangements with Catalent Maryland, Inc., or Catalent, and gave notice to terminate the Company’s collaboration agreement with Gemma Biotherapeutics, Inc., or Gemma, and the Company’s license with the Trustees of the University of Pennsylvania, or Penn, with respect to PBFT02, the Company’s former lead product candidate.
Recent Developments
On June 24, 2026, Passage Bio, Inc. entered into the Merger Agreement with Remix and Peregrine Merger Sub, Inc., or the Merger Sub, a Delaware corporation and wholly-owned subsidiary of Passage Bio, Inc. Upon the terms and subject to the satisfaction or waiver of the conditions described in the Merger Agreement, Merger Sub will be merged with and into Remix, with Remix surviving as a wholly-owned subsidiary of Passage Bio, Inc. (such transaction, the Merger). The Merger is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes and is expected to close in the fourth quarter of 2026, assuming satisfaction or waiver of all of the conditions of the Merger Agreement.
If the Merger is completed, the Company will continue as the surviving corporation after the Merger, but will change its name to Remix Therapeutics, Inc., and the management of Remix is expected to become the management of the surviving corporation. The surviving company is expected to pursue the business activities of Remix following the closing of the Merger. If the Merger Agreement were to be terminated under specified circumstances, the Company will be required to make a payment to Remix equal to $1.5 million in cash.
On July 21, 2026, the Company filed with the SEC a registration statement on Form S-4, as it may be amended, or the Registration Statement, that includes a proxy statement/prospectus relating to the Merger and the related transactions, including the issuance of shares of Passage Bio Common Stock in the Merger and the matters to be submitted to the Company’s stockholders for their approval. The Registration Statement has not been declared effective by the SEC as of the date of this Quarterly Report on Form 10-Q, and the Merger remains subject to approval by the Company’s stockholders and the satisfaction or waiver of the other conditions to the closing of the Merger.

1. Nature of Operations
Passage Bio, Inc., or the Company, a Delaware corporation incorporated in July 2017, is a clinical stage genetic medicines company focused on improving the lives of patients with neurodegenerative diseases. The Company’s primary focus is the development and advancement of cutting-edge, one-time therapies designed to target critical underlying pathology in these conditions. The Company’s lead clinical product candidate is PBFT02 for the treatment of frontotemporal dementia, or FTD, caused by progranulin deficiency, or FTD-GRN, which seeks to elevate progranulin levels to restore lysosomal function and slow disease progression.